Right-of-use Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Summary of Quantitative Information About Right-Of-Use Assets

		Production
		and laboratory
	Buildings	equipment	Other	Total
Balance at January 1, 2020	$32,246	$912	$96	$33,254
Additions	378	151	15	544
Lease modifications and other remeasurements	(1,998)	—	—	(1,998)
Depreciation expense	(3,956)	(561)	(61)	(4,578)
Impairments (note 6)	(18,553)	(70)	(4)	(18,627)
Effect of foreign exchange differences	(31)	(6)	(1)	(38)
Net book value at December 31, 2020	$8,086	$426	$45	$8,557
Lease modifications and other remeasurements	3	(53)	(2)	(52)
Sold - discontinued operations (note 6)	(5,497)	(272)	(26)	(5,795)
Depreciation expense	(906)	(95)	(12)	(1,013)
Effect of foreign exchange differences	(77)	(6)	(5)	(88)
Net book value at December 31, 2021	$1,609	$—	$—	$1,609